CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Parenthetical) $ in Millions	12 Months Ended
Dec. 31, 2017 USD ($)
Statement of Comprehensive Income [Abstract]
Unrealized gain loss on cash flow hedges	$ 0.1